LEASES - Supplemental balance sheet information related to leases (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Right-of-use operating lease assets	$ 53.6	$ 62.8	$ 89.1
Right-of-use finance lease assets	3.8	4.9	5.6
Total		67.7	94.7
Operating lease current liability	20.0	22.9	31.9
Finance lease current liability		1.8	1.7
Total		24.7	33.6
Operating lease non-current liability	$ 32.0	38.8	59.0
Finance lease non-current liability		3.4	0.7
Total		$ 42.2	$ 59.7
Maximum
Lessee, Lease, Description [Line Items]
Operating lease renewal term		5 years
Finance lease renewal term		5 years
Minimum
Lessee, Lease, Description [Line Items]
Operating lease renewal term		1 year
Finance lease renewal term		1 year